Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000024828 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000024828 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000024828 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000024828 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000024828 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000024828 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000024830 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000024830 | Automotive
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000024830 | Gaming
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024830 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024830 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000024830 | Cable Satellite
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000024830 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024830 | Midstream
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000024830 | Insurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000024830 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%